April 6, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:      Division of Investment Management

RE:     Merrill Lynch Global Utility Fund, Inc.
	Post-Effective Amendment No.12 to the
	Registration Statement on Form N-1A
	(Securities Act File No. 33-37103,
	Investment Company Act File No. 811-6180)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the"1933 Act"), Merrill Lynch Global Utility Fund,
Inc. (the "Fund") hereby certifies that:

	(1) the form of Prospectus and Statement of AdditionalInformation that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A and constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and:


	(2) the text of Post-Effective Amendment No.12 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
	Commission on March 28, 2000.

				     Very truly yours,



				     /s/______________
				      Ira P. Shapiro
					Secretary